Decommissioning Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Decommissioning obligations, beginning of year	$ 13,219
Reclassifications from liabilities relating to assets held for sale		$ 17,923
Changes in estimates	255	(4,988)
Accretion	225	284
Decommissioning obligations, end of year	$ 13,699	$ 13,219